Student Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finance Receivable Transferred To Held For Sale [Line Items]
Maximum repayment period of Stafford and PLUS Loans (in years)	10 years
Minimum repayment period of Federal Family Education Loan Program consolidation loans (in years)	12 years
Maximum repayment period of Federal Family Education Loan Program consolidation loans (in years)	30 years
Percentage reimbursement on all qualifying FFELP default claims period one	98.00%
Percentage reimbursement on all qualifying FFELP default claims period two	97.00%
CP indexed loans	$ 128,000,000,000
Repayment terms of most (Private) student loans	15 years or more
Maximum term of forbearance for Private Education Loans	24 months
Estimated weighted average life of student loans	8 years	7 years 7 months 6 days
Percentage of student loan portfolio in repayment	75.00%	71.00%
Amount of loans sold through ED Purchase Program			20,400,000,000
Payment for outstanding debt related to ED Participation Program			20,300,000,000
Gains losses on sales of student loans			$ 321,000,000
Minimum [Member]
Finance Receivable Transferred To Held For Sale [Line Items]
Repayment period of Stafford and PLUS Loans (in years)	5 years